Basis of preparation and changes to the Group's accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Basis of preparation
2.1. Basis of preparation
The interim condensed consolidated financial statements for the six months ended June 30, 2023 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) and are unaudited.
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s annual consolidated financial statements for the year ended December 31, 2022.
The interim condensed consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts disclosed in the interim condensed consolidated financial statements are presented in thousands of euros (€), unless otherwise indicated.
The interim condensed consolidated financial statements were prepared by the Executive Board and were authorized for issue in accordance with a resolution of the Executive Board on August 24, 2023.

Going concern assumption and financial position
2.2. Going concern assumption and financial position
The accompanying interim condensed consolidated financial statements of the Group have been prepared assuming the Group will continue as a going concern. The going concern basis of presentation assumes that the Group will continue in operation for a period of at least one year after the date these interim condensed consolidated financial statements are issued and contemplates the realization of assets and the settlement of liabilities in the normal course of business. See further discussion below.
The Group’s scale of operations
The Group’s strategy requires significant capital expenditures, as well as investments in building the Group’s organization aimed at increasing the scale of its operations. The Group incurred losses during the first years of its operations including the six months ended June 30, 2023 and expects to continue to incur losses in the next twelve months from the issuance date of these interim condensed consolidated financial statements. This is typical in the industry, as builders and operators of EV charging sites often incur losses in the early years of operation as the network grows and consumers begin adopting EVs. Therefore, the Group relies heavily on funding from bank financing and equity issuance.
Impact of increasing energy prices
The Group provides electricity directly through its own chargers and needs to procure this energy from the power markets in Europe. As a result of the war in Ukraine the price of gas has increased sharply, thereby increasing the demand on the European power markets with corresponding constraints in supply. This supply and demand imbalance has recently caused record increases in the price of electricity in Europe.
Allego obtains electricity through contracts with power suppliers or through direct sourcing on the power market. Allego utilizes an external, technology-enabled energy management platform to diversify its supply of power. Allego has entered into medium- and long-term power purchase agreements with renewable power to mitigate the future negative impact of increased energy costs. This has allowed the Group to fix the price of a portion of energy purchased, with plans to grow this percentage substantially over the next 6-18 months.
Additionally, the Group expects to be able to pass these costs onto EV customers. The Group increased prices several times during 2022, particularly in the second half of the year in response to rises in the price of electricity, whereas prices decreased during the first half of 2023 as a result of a reduction in the price of electricity. Despite the shifts in prices, the Group experienced improved utilization rates, indicating a relatively high degree of demand inelasticity by customers. If energy prices were to decline below the fixed price obtained through power purchase agreements, the Group would still expect to keep prices charged to customers constant, enabling predictable margins on charging revenues.
Liquidity forecasts
Management prepares detailed liquidity forecasts and monitors cash and liquidity forecasts on a continuous basis. In assessing the going concern basis of preparation of the interim condensed consolidated financial statements, management estimated the expected cash flows for the next 12 months, incorporating current cash levels, revenue projections and detailed capital expenditures, operating expenses budget, interest payment obligations, and working capital projections, as well as compliance with covenants, the potential exercise of warrants, potential future equity raises, and availability of other financial funding from banks, like those obtained in 2022. The Group invests in new stations, chargers and grid connections and potential business acquisitions only if the Group has secured financing for such investments. These forecasts reflect potential scenarios and management plans and are dependent on securing significant contracts and related revenues.
The Group has applied different scenarios ranging from a scenario that assumes regular capital expenditure levels based on the current available capex facility and a scenario that assumes a service-light model including revenues based only on existing contracts. All scenarios result in the Group having sufficient available cash and liquidity.
Based on these estimations, management has concluded that Allego will be able to fund the expected cash outflows in the next 12 months in line with the purchase commitments for chargers and charging infrastructure (refer to Note 18). Although the expectation for the coming year is that the Company will continue to make additional investments, its cash flows from operations and renewed credit facility is sufficient for at least the next 12 months from the issuance of these interim condensed consolidated financial statements. Therefore, the interim condensed consolidated financial statements have been prepared under the assumption that the Group operates on a going concern basis.
As described above, long-term investments, development activities, and operations more than 12 months out may require additional financing to be obtained. Currently, no commitments exist for further growth investments. The Group will be required to seek additional financing to continue to execute its growth strategy and business plan in the long-term. The realization of such financing is inherently uncertain. Securing additional funding — by raising additional equity or debt financing — is important for the Group’s ability to continue as a going concern in the long-term. However, there is no assurance that the Group will be able to raise additional equity or debt financing on acceptable terms, or at all.
Share-based payments
2.3.1 Share-based payments
2.3.1.1 Other share-based payment plans
The share-based payment arrangements in place related to the Long-Term Incentive Plan ("LTIP") qualify as equity settled share-based payments in accordance with IFRS 2. As mentioned in Note 7.3, as part of Allego´s incentive plans, certain eligible members of the board of directors and employees were granted Restricted Share Units ("RSUs"), performance based share options ("LTIP Performance Options") and Company ordinary shares ("IPO Grant Shares"), based on the Company's internal performance evaluation framework.
The grant date fair value is recognized as an operating expense with a corresponding increase in retained earnings. The fair value is determined at the grant date and the total expense is recognized over the vesting period. At the end of each reporting period, the Group revises the expense for the services received based on the vesting conditions. The impact is recognized in the consolidated statement of profit or loss with the corresponding increase in retained earnings.
The IPO Grant Shares, LTIP Performance Options and RSUs do not include any market conditions or non-vesting conditions that should be included in their fair value. The grant date fair value remains the same over time.

Changes in accounting policies
2.3.2 Change in accounting policies
During the year ended December 31, 2022, the Group changed its accounting policy related to the allocation of depreciation and amortization expenses in the consolidated statement of profit or loss. Under the previous policy, the Group classified depreciation and amortization expenses within General and administrative expenses. The Group changed its policy to begin allocating a portion of depreciation expense to Cost of sales, specifically those expenses related to its charging equipment and charging infrastructure. Additionally, the Group began allocating a portion of amortization expense to Cost of sales, specifically those expenses related to its EV Cloud platform.
This voluntary change in accounting policy is a result of management’s evaluation of their changing business model upon the U.S. public listing following the SPAC Transaction. Using the proceeds from the U.S. public listing, management continues to invest in a more asset-intensive business model (e.g., with the acquisition of Mega-E) and therefore depreciation and amortization expenses are more clearly linked to Cost of sales. The Group believes that this change will result in a more relevant and reliable classification as it is better aligned with the IFRS conceptual framework and more consistent with the Group’s peer group, especially the peers in the U.S., therefore increasing the comparability of the Group’s results to those of peers. This change has no impact on the Group’s total operating result, financial position, statement of changes in equity, or cash flows for any periods presented. This change is effective for the year ended December 31, 2022 and is applied retrospectively for comparative purposes. Comparative information for the six months ended June 30, 2022 has been restated as shown in the table below.

New accounting standards, interpretations and amendments adopted by the group
2.4. New accounting standards, interpretations and amendments adopted by the group
A number of amended standards became applicable for the current reporting period as disclosed in the Group’s consolidated annual financial statements for the year ended December 31, 2022. The Group did not have to change its accounting policies or make retrospective adjustments since these amended standards do not have a material effect on the Group's interim condensed consolidated financial statements.
Furthermore, the following amendments to standards have been published by the IASB during 2023. These have no material effect on the Group's interim condensed consolidated financial statements:
•Amendments to IAS 21 - Lack of Exchangeability
•Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements
•Amendments to IAS 2 - International Tax Reform — Pillar Two Model Rules